UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23045

Lyons Funds
(Exact name of registrant as specified in charter)

807 W. Morse Blvd., Suite 105
Winter Park, FL 32789
(Address of principal executive offices) (Zip code)

With a copy to:
CT Corporation	David D. Jones
1209 N. Orange Street	Copeland & Covert
Wilmington, DE 19801	631 Palm Springs Drive, Suite 115
(Name and address of agent for service)	Altamonte Springs, FL 32701
(281) 702-2137

Registrant's telephone number, including area code: (407) 951-8710

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

FORM N-Q

Item 1. Schedule of Investments.

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.2%
	AIRLINES – 4.0%
1,704	Hawaiian Holdings, Inc.*	$73,306
1,628	Virgin America, Inc.*	50,777
		124,083
	APPAREL – 1.9%
3,478	Cherokee, Inc.*	59,196

	AUTO MANUFACTURERS – 1.8%
4,757	Wabash National Corp.*	55,800

	AUTO PARTS & EQUIPMENT – 3.4%
1,535	Cooper Tire & Rubber Co.	60,325
1,506	Standard Motor Products, Inc.	45,346
		105,671
	BIOTECHNOLOGY – 1.2%
1,752	NewLink Genetics Corp.*	36,862

	CHEMICALS – 1.5%
1,104	Innospec, Inc.	47,914

	COMMERCIAL SERVICES – 7.3%
3,175	American Public Education, Inc.*	48,990
1,278	Capella Education Co.	59,095
1,048	Deluxe Corp.	60,166
1,940	Medifast, Inc.	58,879
		227,130
	COMPUTERS – 3.6%
959	MTS Systems Corp.	52,697
1,264	Syntel, Inc.*	57,790
		110,487
	ELECTRONICS – 5.0%
2,402	Allied Motion Technologies, Inc.	44,341
1,876	Methode Electronics, Inc.	53,597
5,400	ZAGG, Inc.*	56,268
		154,206
	ENERGY-ALTERNATE SOURCES – 1.7%
1,045	REX American Resources Corp.*	52,773

	ENVIRONMENTAL CONTROL – 1.4%
6,445	TRC Cos., Inc.*	42,859

	HEALTHCARE-PRODUCTS – 1.8%
2,917	SurModics, Inc.*	54,431

	HEALTHCARE-SERVICES – 5.2%
386	Chemed Corp.	49,601

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	HEALTHCARE-SERVICES
1,384	Surgical Care Affiliates, Inc.*	56,094
1,071	U.S. Physical Therapy, Inc.	54,289
		159,984
	HOME FURNISHINGS – 1.6%
2,719	Select Comfort Corp.*	48,670

	INTERNET – 3.2%
6,406	DHI Group, Inc.*	49,839
3,558	VASCO Data Security International, Inc.*	48,922
		98,761
	LEISURE TIME – 1.5%
2,742	Nautilus, Inc.*	46,312

	LODGING – 1.7%
2,433	Diamond Resorts International, Inc.*	53,015

	METAL FABRICATE/HARDWARE – 1.9%
2,686	Global Brass & Copper Holdings, Inc.	59,199

	MISCELLANEOUS MANUFACTURING – 4.6%
3,693	Federal Signal Corp.	43,799
2,924	FreightCar America, Inc.	43,480
2,193	Smith & Wesson Holding Corp.*	55,614
		142,893
	OIL & GAS – 1.4%
1,607	Western Refining, Inc.	42,859

	PHARMACEUTICALS – 10.0%
1,458	Anika Therapeutics, Inc.*	65,800
1,768	Enanta Pharmaceuticals, Inc.*	50,194
1,545	Lannett Co., Inc.*	38,872
1,796	Natural Health Trends Corp.	55,981
3,609	Sucampo Pharmaceuticals, Inc.*	47,458
453	USANA Health Sciences, Inc.*	51,062
		309,367
	RETAIL – 9.5%
5,893	Denny's Corp.*	60,875
3,105	Francesca's Holdings Corp.*	56,138
1,826	Hibbett Sports, Inc.*	64,823
1,588	Outerwall, Inc.	49,530
3,478	Ruth's Hospitality Group, Inc.	61,108
		292,474
	SEMICONDUCTORS – 3.5%
1,082	Ambarella, Inc.*	50,205

Lyons Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	SEMICONDUCTORS
1,948	Tessera Technologies, Inc.	57,427
		107,632
	SOFTWARE – 3.7%
331	MicroStrategy, Inc.*	53,255
646	SYNNEX Corp.	60,743
		113,998
	TELECOMMUNICATIONS – 2.0%
2,494	NeuStar, Inc.*	62,026

	TRANSPORTATION – 1.8%
1,361	Matson, Inc.	54,563

	TOTAL INVESTMENTS – 86.2% (Cost $2,810,975)	2,663,165
	Other assets less liabilities – 13.8%	426,383

	TOTAL NET ASSETS – 100.0%	$3,089,548

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments

1. Organization

Lyons Funds (the "Trust") was organized as a Delaware statutory trust on February 19, 2014 and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of one portfolio, Lyons Small Cap Fund (the "Fund"). The offering of the Fund's shares (the "Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The investment objective of the Fund is to provide investors long-term capital appreciation.

2. Security Valuation

Investment Valuations – Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ, and generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value (“NAV”) provided by the funds, and generally classified as a Level 1 investment. Equity securities without a reported trade will be valued using the last reported bid price and will be classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith by the Adviser and under the direction of the Board of Trustees (the "Board").

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – significant unobservable inputs, including management's own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2016:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks	$2,663,165	$-	$-	$2,663,165
Total	$2,663,165	$-	$-	$2,663,165

3. Federal Income Tax Information

At February 29, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$2,810,975
Gross Unrealized Appreciation	$87,304
Gross Unrealized Depreciation	(235,114)
Net Unrealized Depreciation	$(147,810)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lyons Funds

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	4/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	4/26/2016

By:	/s/ Kerry A. Falconer
Kerry A. Falconer
Principal Financial Officer

Date:	4/26/2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)